T. ROWE PRICE Integrated Global Equity Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.3%
Common Stocks 0.3%
Tenaris (EUR)  14,205 278
Total Argentina (Cost $256) 278
AUSTRALIA 1.6%
Common Stocks 1.6%
ANZ Group Holdings  14,153 259
Brambles  13,001 164
Coles Group  11,112 136
Computershare  9,122 225
Downer EDI  52,838 180
Northern Star Resources  8,421 97
Qantas Airways  17,045 97
Scentre Group  54,143 115
Westpac Banking  10,463 209
Total Australia (Cost $1,398) 1,482
BRAZIL 0.7%
Common Stocks 0.5%
Petroleo Brasileiro  21,211 152
Suzano  8,687 81
TOTVS  14,350 84
Vale  16,896 169
486
Preferred Stocks 0.2%
Itau Unibanco Holding  25,644 141
141
Total Brazil (Cost $643) 627
CANADA 2.8%
Common Stocks 2.8%
Canadian National Railway  3,721 362
Constellation Software  129 409
Constellation Software, Warrants, 3/31/40 (1)(2) 76 —
Descartes Systems Group (2) 2,061 208
Dundee Precious Metals  11,300 150
George Weston  1,246 212
Granite Real Estate Investment Trust  2,101 98

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Kinaxis (2) 2,444 269
Kinross Gold  17,456 220
Loblaw  1,650 231
Onex  1,913 128
Suncor Energy  6,229 241
Total Canada (Cost $2,227) 2,528
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  687,255 91
Total Chile (Cost $77) 91
CHINA 3.5%
Common Stocks 3.0%
Alibaba Group Holding, ADR (USD)  3,283 434
Aluminum Corp. of China, Class H (HKD)  98,000 61
BYD, Class H (HKD)  4,000 203
China Resources Land (HKD)  30,000 100
COSCO SHIPPING Holdings, Class H (HKD)  51,000 80
Midea Group, Class H (HKD) (2) 15,000 152
NetEase (HKD)  8,600 177
PDD Holdings, ADR (USD) (2) 1,763 209
Shandong Weigao Group Medical Polymer, Class H (HKD)  136,800 105
Sunny Optical Technology Group (HKD)  8,800 81
Tencent Holdings (HKD)  8,800 562
Tingyi Cayman Islands Holding (HKD)  96,000 161
Xiaomi, Class B (HKD) (2) 47,400 300
ZTO Express Cayman (HKD)  5,200 103
2,728
Common Stocks - China A Shares 0.5%
CNOOC Energy Technology & Services, A Shares (CNH)  251,600 140
Eastroc Beverage Group, A Shares (CNH)  3,320 114
Luxshare Precision Industry, A Shares (CNH)  16,700 94
Weichai Power, A Shares (CNH)  43,000 98
446
Total China (Cost $2,745) 3,174

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.1%
Common Stocks 0.1%
Bancolombia, ADR (USD) (3) 2,796 112
Total Colombia (Cost $97) 112
DENMARK 0.2%
Common Stocks 0.2%
Novo Nordisk, Class B  1,090 74
Pandora  924 142
Total Denmark (Cost $225) 216
FINLAND 0.2%
Common Stocks 0.2%
Nokia  33,725 178
Total Finland (Cost $160) 178
FRANCE 1.6%
Common Stocks 1.6%
AXA  6,781 290
Dassault Aviation  706 233
Edenred  2,862 93
Eurofins Scientific  5,289 282
Euronext  2,206 320
TotalEnergies  596 39
Vinci  1,819 229
Total France (Cost $1,290) 1,486
GERMANY 2.9%
Common Stocks 2.9%
Allianz  1,148 440
Deutsche Telekom  10,365 383
GEA Group  2,773 169
Hannover Rueck  936 279
Heidelberg Materials  912 157
Muenchener Rueckversicherungs-Gesellschaft  393 248
SAP  1,672 448
Scout24  1,827 191
Siemens Healthineers  3,595 194

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Zalando (2) 4,247 147
Total Germany (Cost $2,344) 2,656
HONG KONG 0.2%
Common Stocks 0.2%
Futu Holdings, ADR (USD)  1,227 126
Sands China (2) 45,600 91
Total Hong Kong (Cost $211) 217
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank  2,668 180
Total Hungary (Cost $130) 180
INDIA 0.5%
Common Stocks 0.5%
Infosys  9,452 173
Page Industries  195 97
Power Grid Corp. of India  33,752 115
Vedanta  11,326 61
Total India (Cost $428) 446
INDONESIA 0.3%
Common Stocks 0.3%
Bank Rakyat Indonesia Persero  481,400 117
Sumber Alfaria Trijaya  655,500 81
Telkom Indonesia Persero  669,100 97
Total Indonesia (Cost $316) 295
IRELAND 0.5%
Common Stocks 0.5%
TE Connectivity (USD)  2,873 406
Total Ireland (Cost $429) 406
ISRAEL 0.2%
Common Stocks 0.2%
ICL Group  25,054 142
Total Israel (Cost $134) 142

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 0.9%
Common Stocks 0.9%
Enel  28,073 228
FinecoBank Banca Fineco  10,671 211
UniCredit  6,585 370
Total Italy (Cost $585) 809
JAPAN 6.2%
Common Stocks 6.2%
Asahi Group Holdings  13,600 174
Asics  12,800 271
Canon  4,200 131
Food & Life  9,800 293
Inpex  9,000 125
JFE Holdings  8,600 106
Kajima (3) 8,400 172
KDDI  16,600 262
MatsukiyoCocokara  15,400 241
Mitsubishi Estate  16,400 268
Mitsubishi UFJ Financial Group  27,600 376
Nippon Steel (3) 9,300 199
Nippon Yusen  3,000 99
Nomura Holdings  26,200 161
Nomura Real Estate Holdings (3) 41,000 239
Panasonic Holdings  15,500 185
Renesas Electronics  19,000 255
Seven & i Holdings  10,400 151
SoftBank Group  3,800 194
Sony Group  16,400 415
Subaru (3) 15,400 276
Sumitomo (3) 6,300 144
Sumitomo Mitsui Trust Group  7,700 194
Taiheiyo Cement  8,400 220
Taisei (3) 4,100 182
Takeda Pharmaceutical (3) 6,400 190
TIS (3) 5,900 163
Total Japan (Cost $5,342) 5,686
MEXICO 0.3%
Common Stocks 0.3%
Gruma, Class B  6,378 115

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Grupo Mexico, Series B  22,334 111
Total Mexico (Cost $226) 226
NETHERLANDS 1.5%
Common Stocks 1.5%
Adyen (2) 175 268
ASML Holding (USD)  634 420
CVC Capital Partners (2) 10,195 202
Koninklijke Ahold Delhaize  5,371 201
Koninklijke Philips (2) 9,235 235
Total Netherlands (Cost $1,371) 1,326
NORWAY 0.2%
Common Stocks 0.2%
Kongsberg Gruppen  1,488 218
Total Norway (Cost $171) 218
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  690 129
Total Peru (Cost $118) 129
PHILIPPINES 0.2%
Common Stocks 0.2%
BDO Unibank  61,602 165
Total Philippines (Cost $140) 165
PORTUGAL 0.2%
Common Stocks 0.2%
Jeronimo Martins  9,280 197
Total Portugal (Cost $195) 197
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Etihad Etisalat  6,222 101
Saudi National Bank  17,855 170
Total Saudi Arabia (Cost $282) 271

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.6%
Common Stocks 0.6%
DBS Group Holdings  6,690 230
United Overseas Bank  6,900 195
Yangzijiang Shipbuilding Holdings  44,100 77
Total Singapore (Cost $421) 502
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Absa Group  12,690 123
Total South Africa (Cost $125) 123
SOUTH KOREA 1.2%
Common Stocks 1.2%
DB Insurance  1,410 85
HD Korea Shipbuilding & Offshore Engineering  685 94
KB Financial Group  2,192 119
KT  3,656 124
Samsung Electronics  9,091 360
Samsung Fire & Marine Insurance  498 122
SK Hynix  1,652 220
Total South Korea (Cost $1,165) 1,124
SPAIN 0.3%
Common Stocks 0.3%
Iberdrola  14,623 236
Total Spain (Cost $215) 236
SWEDEN 0.8%
Common Stocks 0.8%
Hexagon, Class B  18,023 192
Spotify Technology (USD) (2) 543 299
Telefonaktiebolaget LM Ericsson, Class B  25,163 196
Total Sweden (Cost $677) 687
SWITZERLAND 1.4%
Common Stocks 1.4%
Holcim  1,763 190

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Julius Baer Group  4,007 278
Novartis  852 95
Partners Group Holding  153 218
Roche Holding  560 184
Schindler Holding  538 168
SIG Group  8,330 154
Total Switzerland (Cost $1,287) 1,287
TAIWAN 1.5%
Common Stocks 1.5%
ASE Technology Holding  32,000 141
Chailease Holding  4,353 15
MediaTek  6,000 258
Taiwan Semiconductor Manufacturing  35,000 986
Total Taiwan (Cost $1,108) 1,400
THAILAND 0.2%
Common Stocks 0.2%
Advanced Info Service  18,500 150
Total Thailand (Cost $145) 150
UNITED ARAB EMIRATES 0.4%
Common Stocks 0.4%
Abu Dhabi Islamic Bank  22,319 97
Abu Dhabi National Oil for Distribution  151,185 140
Americana Restaurants International  139,893 81
Total United Arab Emirates (Cost $342) 318
UNITED KINGDOM 4.0%
Common Stocks 4.0%
3i Group  4,178 196
AstraZeneca  869 128
BT Group  77,460 166
Bunzl  4,773 184
Coca-Cola HBC  3,389 153
Compass Group  8,934 296
Hikma Pharmaceuticals  5,276 133
HSBC Holdings  37,183 422
Imperial Brands  8,881 329
RELX  7,185 361
Rolls-Royce Holdings (2) 25,556 248

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Shell  13,243 482
Unilever  5,035 300
Wise, Class A (2) 18,019 221
Total United Kingdom (Cost $3,214) 3,619
UNITED STATES 62.5%
Common Stocks 62.5%
3M  2,876 422
AbbVie  871 183
Accenture, Class A  1,315 410
Agilent Technologies  2,248 263
Alphabet, Class A  10,624 1,643
Amazon.com (2) 9,594 1,825
Ameren  1,881 189
Ameriprise Financial  417 202
Annaly Capital Management, REIT  16,161 328
Apple  16,927 3,760
Applied Materials  2,074 301
AppLovin, Class A (2) 901 239
Automatic Data Processing  1,694 518
AutoZone (2) 108 412
Baker Hughes  8,172 359
Bank of America  15,580 650
Bank of New York Mellon  6,080 510
Bath & Body Works  9,772 296
Becton Dickinson & Company  1,641 376
Berkshire Hathaway, Class B (2) 323 172
Booking Holdings  94 433
Booz Allen Hamilton Holding  2,991 313
Broadcom  3,853 645
Broadridge Financial Solutions  1,405 341
Cardinal Health  3,278 452
Cencora  950 264
Charles Schwab  6,054 474
Charter Communications, Class A (2) 1,073 395
Cigna Group  1,084 357
Citigroup (3) 6,940 493
Coca-Cola  1,400 100
Colgate-Palmolive  4,006 375
Constellation Energy  1,495 301
Corebridge Financial  10,209 322
Corning  4,847 222
Corpay (2) 1,111 387

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Corteva  5,052 318
Costco Wholesale  192 182
CSX  11,429 336
Cummins  1,032 323
CVS Health  4,800 325
Dover  1,621 285
Eli Lilly  639 528
Equitable Holdings  5,449 284
Equity Residential, REIT  2,349 168
Essex Property Trust, REIT  545 167
Evergy  4,857 335
Exelon  9,163 422
Exxon Mobil  2,015 240
Fair Isaac (2) 177 326
FedEx  1,480 361
Fiserv (2) 2,184 482
Flutter Entertainment (2) 895 198
Fortinet (2) 5,075 489
Fortive  3,998 293
Freeport-McMoRan  10,418 394
Gaming & Leisure Properties, REIT  3,774 192
Gen Digital  7,403 196
General Electric  2,398 480
Gilead Sciences  3,950 443
Global Payments  3,452 338
GoDaddy, Class A (2) 2,221 400
Hartford Insurance Group  3,433 425
Home Depot  1,827 670
Intuit  700 430
Jabil  1,278 174
JPMorgan Chase  1,679 412
KeyCorp  18,597 297
Kimberly-Clark  3,245 462
Kinder Morgan  14,880 425
L3Harris Technologies  1,985 416
Las Vegas Sands  5,600 216
Leidos Holdings  2,732 369
Lowe's  2,094 488
Marsh & McLennan  1,737 424
Mastercard, Class A  1,511 828
McKesson  691 465
Medtronic  5,506 495
Merck  1,050 94

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Meta Platforms, Class A  2,853 1,644
MetLife  4,295 345
Mettler-Toledo International (2) 262 309
Microsoft  9,054 3,399
Molina Healthcare (2) 1,290 425
Netflix (2) 834 778
Northrop Grumman  749 384
NVIDIA  25,698 2,785
Oracle  3,400 475
O'Reilly Automotive (2) 284 407
PG&E  18,700 321
Philip Morris International  3,918 622
Procter & Gamble  2,135 364
PTC (2) 1,834 284
QUALCOMM  3,028 465
Reliance  738 213
ResMed  1,535 344
RPM International  1,618 187
Salesforce  1,932 518
Schlumberger  9,702 406
SS&C Technologies Holdings  4,723 395
Stanley Black & Decker  3,451 265
State Street  3,991 357
Stryker  771 287
Synchrony Financial  5,833 309
Teledyne Technologies (2) 601 299
Tesla (2) 2,354 610
Textron  3,568 258
Thermo Fisher Scientific  939 467
TransUnion  2,800 232
Ulta Beauty (2) 841 308
UnitedHealth Group  497 260
Valero Energy  2,879 380
Ventas, REIT  2,772 191
Verisk Analytics  918 273
Viatris  29,883 260
VICI Properties, REIT  5,597 183
Visa, Class A  2,721 954
Vistra  1,974 232
Walmart  2,765 243
Xcel Energy  3,478 246
Zebra Technologies, Class A (2) 1,064 301

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Zimmer Biomet Holdings  3,662 414
Total United States (Cost $50,504) 56,926
VIETNAM 0.1%
Common Stocks 0.1%
Saigon Beer Alcohol Beverage  31,000 60
Total Vietnam (Cost $69) 60
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 752,298 752
Total Short-Term Investments (Cost $752) 752
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 1,497,177 1,497
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,497
Total Securities Lending Collateral (Cost $1,497) 1,497
Total Investments in Securities  101.3%
(Cost $83,061) $ 92,222
Other Assets Less Liabilities (1.3)% (1,179)
Net Assets 100.0% $ 91,043
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Integrated Global Equity Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 2,806  ¤  ¤ $ 2,249
Total $ 2,249^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,249.

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Global Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated Global Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Integrated Global Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated Global Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F203-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 59,061 $ 30,771 $ — $ 89,832
Preferred Stocks — 141 — 141
Short-Term Investments 752 — — 752
Securities Lending Collateral 1,497 — — 1,497
Total $ 61,310 $ 30,912 $ — $ 92,222